Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total	$ 249,548,928	$ 225,840,815
Land [Member]
Total	$ 249,548,928	$ 225,840,815